Income taxes - Classification of Deferred Income Tax (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred income tax asset	7,210	19,652
Non-current deferred income tax asset	57,065	86,632
Current deferred income tax liability	(3,702)	(2,308)
Non-current deferred income tax liability	(130,758)	(137,153)
Deferred Tax Liabilities, Net	(70,185)	(33,177)